DERIVATIVE FINANCIAL INSTRUMENTS (Details 1) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Investments, All Other Investments [Abstract]
Embedded derivatives	$ (18,046)		$ 84,564
Loss on issuance of derivative	(13,513)		(100,371)
Total gain (loss)	$ (31,559)		$ (15,807)